Receivables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
Schedule of Receivables	As of September 30, 2024, receivables consisted of the following:
	September 30, 2024	December 31, 2023
Trade receivable	$16,889	$33,089
Sales taxes receivable	10,998	3,072
	$27,887	$36,161
As of December 31, 2023 and 2022, receivables consisted of the following:
	December 31, 2023	December 31, 2022
Trade receivable	$33,089	$4,180
Sales taxes receivable	3,072	8,674
	$36,161	$12,854